Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 12, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 26, 2019	Jun. 07, 2019
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued			4,000,000			100,100
Number of warrants to purchase additional common shares	705,882		705,882
Common shares authorized			1,000,000,000			1,000,000
Common stock par value			$ 0.01			$ 1.38
Common stock shares outstanding			4,000,000			100,100
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued		11,090,292		15,287,498			7,974,075
Common shares authorized		200,000,000		200,000,000			200,000,000
Common stock par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares outstanding		11,090,292	3,840,000	15,287,498			7,974,075
Class A Common Stock [Member] | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued	3,840,000		3,840,000
Common shares authorized			800,000,000
Common stock shares outstanding			3,840,000
Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued		17,250,000		17,250,000			17,250,000
Common shares authorized		20,000,000		20,000,000			20,000,000
Common stock par value		$ 0.0001		$ 0.0001			$ 0.0001
Common stock shares outstanding		17,250,000	160,000	17,250,000			17,250,000	17,250,000	11,500,000
Class B Common Stock [Member] | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued	160,000		160,000
Common shares authorized			200,000,000
Common stock shares outstanding			160,000
Current and former executives | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
"Purchase of ordinary shares reserved in			$ 5.4
Evergreen | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par value			$ 0.01